NOTES RECEIVABLE (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accrued interest receivable						$ 45,000	$ 251,000
Proceeds from issuance of common stock				$ 415,000	$ 651,000	8,715,000	16,535,000
Loss on sale of marketable securities				720,000	$ 93,000	484,000
Laramide Resources Ltd [Member]
Promissory debt				$ 2,000,000		$ 3,500,000
Debt instrument, term				3 years		3 years
Debt interest rate				5.00%		5.00%
Cash receipts discounted at market rate				9.50%		9.50%
Number of issuance of common shares	2,483,034	1,982,483	2,218,133
Laramide Resources Ltd [Member] | Second Note Installment [Member]
Debt principal amount due	$ 750,000					$ 750,000
Number of issuance of common shares				2,483,034		2,483,034
Debt interest payments				$ 70,764
Laramide Resources Ltd [Member] | Share Based Compensation Award Tranche Third [Member]
Proceeds from issuance of common stock				500,000
Loss on sale of marketable securities				$ 700,000
Laramide Resources Ltd [Member] | Share Based Compensation Award Tranche Third [Member] | Common Stock [Member]
Number of issuance of common shares				2,483,034
Laramide Resources Ltd [Member] | Share Based Compensation Award Tranche Third [Member] | Warrant [Member]
Number of issuance of common shares				2,218,133
Laramide Resources Ltd [Member] | January 2019 [Member]
Debt principal amount due						$ 1,500,000
Laramide Resources Ltd [Member] | January 2019 [Member] | Second Note Installment [Member]
Debt principal amount due	$ 1,500,000					1,500,000
Laramide Resources Ltd [Member] | January 5, 2020 [Member]
Debt principal amount due				$ 2,000,000		2,000,000
Laramide Resources Ltd [Member] | First Note Installment [Member]
Debt principal amount due		$ 1,500,000				$ 750,000
Number of issuance of common shares				1,982,483		1,982,483
Debt interest payments						$ 400,000